Related Party Transactions (Details 1) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Amounts receivable from key management	$ 17,007	$ 0
Prepaid expenses to companies controlled by key management	6,949	3,178
Accounts payable due to companies controlled by key management	0	86,685
Accrued liabilities due to key management	$ 64,503	$ 54,727